Quarterly Holdings Report
for
Fidelity® SAI Sustainable Future Fund
February 28, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
FSP-NPRT3-0423
1.9905636.100
Common Stocks - 96.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	1,304	50,608
Interactive Media & Services - 2.2%
Alphabet, Inc. Class C (a)	1,024	92,467
Zoominfo Technologies, Inc. (a)	485	11,722
		104,189
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	296	42,085
TOTAL COMMUNICATION SERVICES		196,882
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.4%
Lear Corp.	128	17,875
Hotels, Restaurants & Leisure - 2.3%
Hilton Worldwide Holdings, Inc.	426	61,561
Marriott International, Inc. Class A	292	49,418
		110,979
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc. (a)	664	62,569
Multiline Retail - 1.8%
Dollar General Corp.	213	46,072
Target Corp.	241	40,609
		86,681
Specialty Retail - 2.9%
Lowe's Companies, Inc.	157	32,303
The Home Depot, Inc.	132	39,143
TJX Companies, Inc.	864	66,182
		137,628
Textiles, Apparel & Luxury Goods - 1.3%
NIKE, Inc. Class B	271	32,192
Tapestry, Inc.	738	32,110
		64,302
TOTAL CONSUMER DISCRETIONARY		480,034
CONSUMER STAPLES - 4.1%
Beverages - 3.2%
Diageo PLC	842	35,732
Keurig Dr. Pepper, Inc.	1,091	37,694
The Coca-Cola Co.	1,313	78,137
		151,563
Household Products - 0.9%
Kimberly-Clark Corp.	114	14,256
The Clorox Co.	191	29,689
		43,945
TOTAL CONSUMER STAPLES		195,508
ENERGY - 4.4%
Energy Equipment & Services - 3.1%
Baker Hughes Co. Class A	1,600	48,960
Halliburton Co.	1,316	47,679
Schlumberger Ltd.	1,001	53,263
		149,902
Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy, Inc.	185	29,108
Hess Corp.	230	30,981
		60,089
TOTAL ENERGY		209,991
FINANCIALS - 13.3%
Banks - 5.0%
Bank of America Corp.	2,419	82,972
Huntington Bancshares, Inc.	5,004	76,661
JPMorgan Chase & Co.	197	28,240
Wells Fargo & Co.	1,062	49,670
		237,543
Capital Markets - 4.2%
BlackRock, Inc. Class A	60	41,366
Intercontinental Exchange, Inc.	641	65,254
Morgan Stanley	622	60,023
Raymond James Financial, Inc.	338	36,659
		203,302
Consumer Finance - 0.9%
American Express Co.	242	42,106
Diversified Financial Services - 0.3%
Voya Financial, Inc.	174	12,961
Insurance - 2.9%
Arthur J. Gallagher & Co.	312	58,453
MetLife, Inc.	517	37,084
The Travelers Companies, Inc.	246	45,540
		141,077
TOTAL FINANCIALS		636,989
HEALTH CARE - 17.1%
Biotechnology - 4.2%
AbbVie, Inc.	175	26,933
Gilead Sciences, Inc.	630	50,734
Regeneron Pharmaceuticals, Inc. (a)	109	82,886
Vertex Pharmaceuticals, Inc. (a)	142	41,221
		201,774
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	841	39,292
GE HealthCare Technologies, Inc. (a)	91	6,916
		46,208
Health Care Providers & Services - 4.9%
Centene Corp. (a)	215	14,706
Cigna Group	208	60,757
Humana, Inc.	101	49,997
UnitedHealth Group, Inc.	228	108,514
		233,974
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	462	65,590
Danaher Corp.	117	28,961
Thermo Fisher Scientific, Inc.	54	29,255
		123,806
Pharmaceuticals - 4.4%
AstraZeneca PLC sponsored ADR	264	17,208
Bristol-Myers Squibb Co.	532	36,687
Eli Lilly & Co.	229	71,269
Merck & Co., Inc.	442	46,958
Zoetis, Inc. Class A	231	38,577
		210,699
TOTAL HEALTH CARE		816,461
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.	114	54,066
Northrop Grumman Corp.	84	38,985
		93,051
Building Products - 2.7%
Carrier Global Corp.	776	34,943
Fortune Brands Home & Security, Inc.	399	24,718
The AZEK Co., Inc. (a)	972	23,415
Trane Technologies PLC	248	45,873
		128,949
Construction & Engineering - 0.7%
Quanta Services, Inc.	201	32,441
Electrical Equipment - 1.9%
Eaton Corp. PLC	364	63,675
Hubbell, Inc. Class B	49	12,325
Sunrun, Inc. (a)	590	14,184
		90,184
Industrial Conglomerates - 1.7%
General Electric Co.	409	34,646
Honeywell International, Inc.	241	46,147
		80,793
Machinery - 3.3%
Caterpillar, Inc.	142	34,016
Cummins, Inc.	210	51,047
Deere & Co.	119	49,890
Pentair PLC	428	23,942
		158,895
Professional Services - 0.5%
Equifax, Inc.	121	24,506
TOTAL INDUSTRIALS		608,819
INFORMATION TECHNOLOGY - 24.9%
IT Services - 6.3%
Accenture PLC Class A	241	63,998
Block, Inc. Class A (a)	665	51,025
MasterCard, Inc. Class A	244	86,691
Shopify, Inc. Class A (a)	413	16,991
Visa, Inc. Class A	381	83,797
		302,502
Semiconductors & Semiconductor Equipment - 7.2%
Analog Devices, Inc.	74	13,577
Applied Materials, Inc.	286	33,219
Lam Research Corp.	69	33,535
Marvell Technology, Inc.	493	22,259
NVIDIA Corp.	570	132,331
onsemi (a)	325	25,158
Qualcomm, Inc.	192	23,718
SolarEdge Technologies, Inc. (a)	82	26,069
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	371	32,303
		342,169
Software - 8.7%
Adobe, Inc. (a)	207	67,058
Intuit, Inc.	80	32,574
Microsoft Corp.	1,038	258,897
Salesforce.com, Inc. (a)	179	29,286
Workday, Inc. Class A (a)	147	27,264
		415,079
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	888	130,900
TOTAL INFORMATION TECHNOLOGY		1,190,650
MATERIALS - 4.1%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	73	20,877
Linde PLC	116	40,411
		61,288
Containers & Packaging - 0.6%
Aptargroup, Inc.	152	17,741
Avery Dennison Corp.	63	11,478
		29,219
Metals & Mining - 2.2%
Newmont Corp.	1,309	57,085
Steel Dynamics, Inc.	388	48,931
		106,016
TOTAL MATERIALS		196,523
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
SL Green Realty Corp.	394	13,416
Weyerhaeuser Co.	234	7,313
		20,729
UTILITIES - 1.1%
Electric Utilities - 1.1%
NextEra Energy, Inc.	726	51,568
TOTAL COMMON STOCKS (Cost $4,573,611)		4,604,154

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (b) (Cost $180,724)	180,688	180,724

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,754,335)	4,784,878
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,397)
NET ASSETS - 100.0%	4,783,481

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	19,723	2,807,329	2,646,328	2,281	-	-	180,724	0.0%
Total	19,723	2,807,329	2,646,328	2,281	-	-	180,724

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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